Share Capital (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2026 shares	Sep. 30, 2025 shares	Dec. 31, 2025
Share Capital [Line Items]
Stock option exercised	105,293
RSUs [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	408,289	450,054
Settlement of public shares	210,192	226,724
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of public shares	113,880	103,678
Performance share units	224,822	187,349
Deferred Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	40,664
Class A Limited Partnership Units [Member]
Share Capital [Line Items]
Shares issued	1,638	252,079
Stock option exercised		22,884
Class A [Member]
Share Capital [Line Items]
Special voting share	one		one
Class B [Member]
Share Capital [Line Items]
Special voting share	one		one
Class C [Member]
Share Capital [Line Items]
Special voting share	one		one
Golden Share [Member]
Share Capital [Line Items]
Special voting share	one		one